Consolidated Statements of Changes in Equity $ in Thousands	Share capital [Member] USD ($) shares	Share option reserve [Member] USD ($)	Reserves [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)	Retained earnings [Member] USD ($)	Total equity attributable to the equity holders of the Company [Member] USD ($)	Non-controlling interests [Member] USD ($)	USD ($) shares
Balance at Mar. 31, 2018	$ 228,729	$ 14,690	$ 25,409	$ (25,875)	$ 86,283	$ 329,236	$ 68,943	$ 398,179
Balance, Shares at Mar. 31, 2018 | shares	167,029,556
Options exercised	$ 2,540	(688)				1,852		$ 1,852
Options exercised, Shares | shares	2,812,496							2,812,496
Share-based compensation		1,896				1,896		$ 1,896
Dividends declared					(4,208)	(4,208)		(4,208)
Distribution to non-controlling interests							(13,259)	(13,259)
Disposition of non-controlling interests upon wound-up of a subsidiary							(1,002)	(1,002)
Acquisition of non-controlling interest					(5,065)	(5,065)	1,794	(3,271)
Comprehensive (loss) income				(15,989)	39,724	23,735	9,259	32,994
Balance at Mar. 31, 2019	$ 231,269	15,898	25,409	(41,864)	116,734	347,446	65,735	413,181
Balance, Shares at Mar. 31, 2019 | shares	169,842,052
Adjustment upon adoption of IFRS 16				167	(823)	(656)		(656)
Options exercised	$ 11,003	(3,002)				8,001		$ 8,001
Options exercised, Shares | shares	3,833,406							3,833,406
Restricted share units vested	$ 527	(527)
Restricted share units vested, shares | shares	141,376
Share-based compensation		2,669				2,669		$ 2,669
Dividends declared					(4,287)	(4,287)		(4,287)
Distribution to non-controlling interests							(3,259)	(3,259)
Disposal of common shares held by associate	1,127					1,127		1,127
Comprehensive (loss) income				(19,892)	34,274	14,382	7,814	22,196
Balance at Mar. 31, 2020	$ 243,926	$ 15,038	$ 25,409	$ (61,589)	$ 145,898	$ 368,682	$ 70,290	$ 438,972
Balance, Shares at Mar. 31, 2020 | shares	173,816,834